TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of significant components of provision for income taxes on earnings

	Years ended December 31,
	2021	2022	2023

Current:	$37	—	$14
Deferred:	(542)	—	—
Income tax benefits (expense)	$(505)	—	$14

Schedule of principal components of the group's deferred tax assets and liabilities

	As of December 31,
	2022	2023
Deferred tax asset:
Accrued expense	$109	$1
Allowance for doubtful accounts	309	346
Depreciation	85	84
Lease Liability	2,228	2,095
Tax loss carried forward	5,977	6,661
Research and development capitalization	—	91
Tax Credits	—	59
Total deferred tax assets	8,708	9,337
Valuation allowance	(6,579)	(7,794)
Deferred tax assets, net of valuation allowance	$2,129	$1,543

Deferred tax liabilities:
- Unrealized gain on acquisition/disposal	196	173
- Right-of-use assets	1,933	1,370
Total deferred tax liabilities	$2,129	$1,543
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—

Summary of amounts and expiration dates of operating loss carried forwards

Amount
2024	—
2025	—
2026	—
2027	—
2028 and thereafter	$41,777
Total	$41,777

Schedule of roll-forward of the valuation allowance

	As of December 31,
	2022	2023
Balance at beginning of the year	$4,139	$6,579
Allowance made during the year	2,440	1,215
Reversals	—	—
NOL expire	—	—
Balance at end of the year	$6,579	$7,794

Summary of reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes

	Years ended December 31,
	2021	2022	2023
	%	%	%
Weighted average statutory income tax rate	(21)%	(21)%	(21)%
States taxes, net of federal benefit	(2)%	(5)%	(7)%
Tax effect of non-deductible expenses	(7)%	(4)%	—%
Tax effect of tax-exempt entities	—%	4%	2%
Prior year true up	—%	—%	(5)%
Changes in valuation allowance	23%	26%	31%
Effective tax rate	(7)%	—%	—%

Summary of Income /(loss) before income taxes from continuing operations is attributable to the following geographic locations

	Year ended December 31,
	2021	2022	2023
United States	$(6,737)	$(7,305)	$(2,843)
Foreign	(457)	(1,947)	(318)
Total loss before income taxes	$(7,194)	$(9,252)	$(3,161)